T. ROWE PRICE QM U.S. BOND ETF

January 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 5.6%
Car Loan 1.9%
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	100	99
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	75	76
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	65	66
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	42
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	130	129
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	40	40
Carvana Auto Receivables Trust, Series 2024-P4, Class A4, 4.74%, 12/10/30	65	65
Chase Auto Credit-Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	30	30
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52%, 7/16/29	125	124
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	223	220
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	66	67
Enterprise Fleet Financing, Series 2024-4, Class A2, 4.69%, 7/20/27 (1)	50	50
Enterprise Fleet Financing, Series 2024-4, Class A4, 4.70%, 6/20/31 (1)	50	50
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	300	300
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35 (1)	100	101
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3, 4.62%, 12/17/29	40	40
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A4, 4.73%, 8/16/30	45	45
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	40	40
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	55	55
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63%, 8/15/29	60	60
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, 1/16/29	90	90
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	126	127
		1,916
Credit Card 0.1%
Synchrony Card Funding, Series 2023-A1, Class A, 5.54%, 7/15/29	115	117
		117
Other Asset-Backed Securities 3.4%
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	100	100
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	170	163
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	60	61
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	70	72
Elara HGV Timeshare, Series 2023-A, Class B, 6.53%, 2/25/38 (1)	64	65
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	64	66
Elmwood VIII, Series 2021-1A, Class AR, CLO, FRN, 3M TSFR + 1.55%, 5.843%, 4/20/37 (1)	250	252
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	310	303
Golub Capital Partners, Series 2019-43A, Class A1R, CLO, FRN, 3M TSFR + 1.34%, 5.633%, 10/20/37 (1)	250	250
Halseypoint, Series 2022-6A, Class A1R, FRN, 3M TSFR + 1.35%, 5.65%, 1/20/38 (1)(2)	250	250
MMAF Equipment Finance, Series 2022-A, Class A4, 3.32%, 6/13/44 (1)	100	98
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	68	68

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Neuberger Berman, Series 2016-21A, Class A1R3, FRN, 3M TSFR + 1.32%, 5.613%, 1/20/39 (1)	250	252
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	26	26
Octane Receivables Trust, Series 2024-1A, Class A2, 5.68%, 5/20/30 (1)	76	77
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	100	100
Palmer Square, Series 2020-3A, Class A1R2, CLO, FRN, 3M TSFR + 1.65%, 6.173%, 11/15/36 (1)	250	251
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)(2)	130	130
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00%, 8/9/29 (1)	100	92
SCF Equipment Trust, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	100	100
SCF Equipment Trust, Series 2025-1A, Class A3, 5.11%, 11/21/33 (1)	100	100
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M TSFR + 1.09%, 5.392%, 10/25/29 (1)	76	76
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	230	224
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	94	95
Verizon Master Trust, Series 2025-1, Class A, 4.71%, 1/21/31	255	256
		3,527
Student Loan 0.2%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	52	50
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	87	84
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	41	38
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	60	56
		228
Total Asset-Backed Securities (Cost $5,721)		5,788
CORPORATE BONDS 27.9%
FINANCIAL INSTITUTIONS 10.9%
Banking 7.1%
Ally Financial, 2.20%, 11/2/28	35	31
Banco Santander, 5.439%, 7/15/31	400	402
Bank of America, VR, 2.572%, 10/20/32 (3)	65	55
Bank of America, VR, 2.592%, 4/29/31 (3)	310	275
Bank of America, VR, 2.676%, 6/19/41 (3)	230	160
Bank of America, VR, 3.824%, 1/20/28 (3)	215	211
Bank of America, VR, 4.244%, 4/24/38 (3)	15	13
Bank of America, 5.875%, 2/7/42 (4)	15	16
Bank of Montreal, 2.65%, 3/8/27 (4)	70	67
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	300	301
Barclays, VR, 2.279%, 11/24/27 (3)	200	191
Barclays, VR, 2.852%, 5/7/26 (3)	200	198
Capital One Financial, VR, 2.359%, 7/29/32 (3)	50	41
Capital One Financial, 3.65%, 5/11/27	155	151
Capital One Financial, 4.20%, 10/29/25	25	25
Citigroup, VR, 3.106%, 4/8/26 (3)	25	25
Citigroup, VR, 3.887%, 1/10/28 (3)(4)	430	423

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Citigroup, 4.65%, 7/30/45	15	13
Citigroup, 5.875%, 1/30/42	95	97
Danske Bank, VR, 4.298%, 4/1/28 (1)(3)	200	198
Discover Financial Services, 3.75%, 3/4/25	105	105
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (3)	30	30
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (3)	45	47
Goldman Sachs Group, VR, 1.948%, 10/21/27 (3)	65	62
Goldman Sachs Group, VR, 2.615%, 4/22/32 (3)	150	129
Goldman Sachs Group, 3.80%, 3/15/30	140	132
Goldman Sachs Group, 4.25%, 10/21/25	25	25
Goldman Sachs Group, 6.75%, 10/1/37	15	16
HSBC Holdings, VR, 2.013%, 9/22/28 (3)	265	245
ING Groep, VR, 6.114%, 9/11/34 (3)	200	207
JPMorgan Chase, VR, 1.578%, 4/22/27 (3)	125	120
JPMorgan Chase, VR, 2.956%, 5/13/31 (3)	275	246
JPMorgan Chase, VR, 3.109%, 4/22/51 (3)	15	10
JPMorgan Chase, VR, 3.54%, 5/1/28 (3)	15	15
JPMorgan Chase, VR, 3.782%, 2/1/28 (3)	95	93
JPMorgan Chase, VR, 5.336%, 1/23/35 (3)	300	299
Morgan Stanley, VR, 2.188%, 4/28/26 (3)	125	124
Morgan Stanley, 3.125%, 7/27/26 (4)	135	132
Morgan Stanley, VR, 3.622%, 4/1/31 (3)(4)	10	9
Morgan Stanley, 4.30%, 1/27/45	15	13
Morgan Stanley, VR, 5.656%, 4/18/30 (3)	155	158
PNC Financial Services, VR, 4.758%, 1/26/27 (3)	180	180
PNC Financial Services Group, VR, 4.626%, 6/6/33 (3)	110	104
Royal Bank of Canada, 2.30%, 11/3/31	50	42
Santander Holdings USA, VR, 6.499%, 3/9/29 (3)(4)	80	83
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1)	230	232
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26	200	202
Toronto-Dominion Bank, 1.15%, 6/12/25	185	183
Toronto-Dominion Bank, 4.456%, 6/8/32	95	90
UBS Group, VR, 1.364%, 1/30/27 (1)(3)	200	193
UBS Group, VR, 2.193%, 6/5/26 (1)(3)	250	248
Wells Fargo, VR, 2.188%, 4/30/26 (3)	185	184
Wells Fargo, VR, 2.393%, 6/2/28 (3)	430	406
		7,257
Brokerage Asset Managers Exchanges 0.2%
BlackRock Funding, 4.70%, 3/14/29	60	60
Intercontinental Exchange, 1.85%, 9/15/32	15	12
Intercontinental Exchange, 5.25%, 6/15/31	110	112
Nasdaq, 5.95%, 8/15/53 (4)	15	15
		199
Finance Companies 0.6%
AerCap Ireland Capital, 2.45%, 10/29/26	150	144

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.75%, 6/6/28 (4)	150	153
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.15%, 9/30/30	150	157
Avolon Holdings Funding, 6.375%, 5/4/28 (1)	150	154
		608
Insurance 2.0%
Aetna, 6.625%, 6/15/36	165	172
American International Group, 3.875%, 1/15/35	40	36
Anthem, 2.25%, 5/15/30	60	52
Anthem, 4.101%, 3/1/28 (4)	15	15
Anthem, 4.55%, 3/1/48	30	25
Anthem, 4.65%, 1/15/43	85	74
Aon, 3.875%, 12/15/25 (4)	135	134
Arthur J Gallagher, 4.85%, 12/15/29	25	25
Athene Global Funding, 4.86%, 8/27/26 (1)	200	200
Corebridge Global Funding, 4.65%, 8/20/27 (1)	70	70
Fidelity National Financial, 4.50%, 8/15/28	70	69
Health Care Service, 2.20%, 6/1/30 (1)	15	13
Humana, 2.15%, 2/3/32	85	68
Humana, 3.70%, 3/23/29	20	19
Humana, 5.95%, 3/15/34 (4)	50	51
Jackson National Life Global Funding, 4.90%, 1/13/27 (1)	225	225
MassMutual Global Funding II, 5.10%, 4/9/27 (1)(4)	220	222
New York Life Insurance, 3.75%, 5/15/50 (1)(4)	20	14
Principal Financial Group, 2.125%, 6/15/30	215	186
Principal Financial Group, 3.40%, 5/15/25	10	10
Principal Financial Group, 3.70%, 5/15/29 (4)	75	71
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	16
UnitedHealth Group, 2.00%, 5/15/30	10	9
UnitedHealth Group, 3.50%, 8/15/39	320	253
UnitedHealth Group, 3.75%, 7/15/25	40	40
UnitedHealth Group, 4.20%, 1/15/47	35	28
		2,097
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, 3.95%, 1/15/27	40	39
Alexandria Real Estate Equities, 4.00%, 2/1/50	40	30
Brixmor Operating Partnership, 3.85%, 2/1/25	60	60
Brixmor Operating Partnership, 3.90%, 3/15/27	15	15
Brixmor Operating Partnership, 4.05%, 7/1/30	85	80
Essex Portfolio, 2.65%, 3/15/32	35	30
Essex Portfolio, 4.50%, 3/15/48	20	17
Extra Space Storage, 4.00%, 6/15/29	15	14
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	15	15
Healthpeak Properties, 2.125%, 12/1/28	15	13
Healthpeak Properties, 2.875%, 1/15/31	15	13
Kilroy Realty, 4.25%, 8/15/29	150	141

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Kilroy Realty, 4.375%, 10/1/25	65	65
Physicians Realty, 2.625%, 11/1/31	15	13
Prologis, 4.00%, 9/15/28	35	34
Public Storage, 1.95%, 11/9/28	35	32
Public Storage, 5.35%, 8/1/53 (4)	40	38
Realty Income, 3.95%, 8/15/27	25	24
Realty Income, 4.625%, 11/1/25	240	240
Regency Centers, 3.60%, 2/1/27 (4)	40	39
Simon Property Group, 3.80%, 7/15/50	35	26
		978
Total Financial Institutions		11,139
INDUSTRIAL 14.8%
Basic Industry 0.3%
LYB International Finance II, 3.50%, 3/2/27 (4)	25	25
Westlake, 3.375%, 6/15/30	150	137
Yara International, 7.378%, 11/14/32 (1)	100	108
		270
Capital Goods 0.7%
Amphenol, 5.05%, 4/5/29	60	60
General Dynamics, 3.25%, 4/1/25	10	10
Harris, 3.832%, 4/27/25	60	60
Ingersoll Rand, 5.176%, 6/15/29	250	252
John Deere Capital, 2.65%, 6/10/26 (4)	15	15
John Deere Capital, 4.40%, 9/8/31	155	150
Northrop Grumman, 3.85%, 4/15/45	15	12
Parker-Hannifin, 4.50%, 9/15/29 (4)	25	25
Republic Services, 3.375%, 11/15/27	65	63
Republic Services, 5.00%, 4/1/34 (4)	15	15
Waste Connections, 3.20%, 6/1/32	65	57
		719
Communications 2.6%
America Movil SAB de CV, 2.875%, 5/7/30	200	179
America Movil SAB de CV, 6.375%, 3/1/35	85	90
American Tower, 2.40%, 3/15/25	115	115
AT&T, 2.25%, 2/1/32	345	285
Charter Communications Operating, 2.80%, 4/1/31	245	208
Charter Communications Operating, 3.70%, 4/1/51	255	160
Charter Communications Operating, 4.908%, 7/23/25	51	51
Comcast, 2.65%, 2/1/30	40	36
Comcast, 3.95%, 10/15/25	225	224
Crown Castle International, 2.25%, 1/15/31	25	21
Crown Castle International, 2.90%, 3/15/27	10	10
Crown Castle International, 3.70%, 6/15/26	80	79
Crown Castle International, 4.45%, 2/15/26	60	60

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Rogers Communications, 3.625%, 12/15/25	40	40
Rogers Communications, 4.50%, 3/15/42	85	71
Time Warner Cable, 6.55%, 5/1/37	50	49
Time Warner Cable, 6.75%, 6/15/39	110	110
T-Mobile USA, 2.25%, 11/15/31 (4)	15	12
T-Mobile USA, 3.75%, 4/15/27	395	386
Verizon Communications, 2.355%, 3/15/32	150	124
Verizon Communications, 2.987%, 10/30/56 (4)	15	9
Verizon Communications, 4.00%, 3/22/50	10	8
Walt Disney, 3.70%, 10/15/25	40	40
Walt Disney, 6.20%, 12/15/34	280	303
		2,670
Consumer Cyclical 3.2%
Amazon.com, 3.875%, 8/22/37	115	101
AutoZone, 1.65%, 1/15/31	30	25
AutoZone, 3.75%, 6/1/27	30	29
AutoZone, 5.05%, 7/15/26	250	251
Best Buy, 1.95%, 10/1/30 (4)	100	85
Ford Motor Credit, 7.122%, 11/7/33	200	209
General Motors, 4.00%, 4/1/25	125	125
Home Depot, 4.95%, 6/25/34	300	295
Home Depot, 5.875%, 12/16/36 (4)	90	95
Hyundai Capital America, 2.65%, 2/10/25 (1)	15	15
Hyundai Capital America, 5.35%, 3/19/29 (1)	20	20
Hyundai Capital America, 5.50%, 3/30/26 (1)	80	81
Lowe's, 5.00%, 4/15/33 (4)	250	245
McDonald's, 3.30%, 7/1/25	50	50
McDonald's, 5.45%, 8/14/53 (4)	150	143
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1)	180	180
O'Reilly Automotive, 3.60%, 9/1/27	30	29
O'Reilly Automotive, 3.90%, 6/1/29 (4)	285	274
PACCAR Financial, 5.00%, 5/13/27	105	106
PACCAR Financial, 5.20%, 11/9/26	205	208
Priceline Group, 3.65%, 3/15/25	85	85
Ross Stores, 1.875%, 4/15/31	10	8
Ross Stores, 4.60%, 4/15/25	335	335
TJX, 1.60%, 5/15/31 (4)	30	25
Uber Technologies, 5.35%, 9/15/54	40	37
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1)	200	197
		3,253
Consumer Non-Cyclical 3.2%
AbbVie, 3.20%, 5/14/26	15	15
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.45%, 5/14/46	40	34
AbbVie, 4.50%, 5/14/35	125	117

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
AbbVie, 4.80%, 3/15/29	145	145
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	15	13
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	15
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	60	59
AstraZeneca, 1.375%, 8/6/30	15	12
AstraZeneca, 4.00%, 9/18/42	50	42
Astrazeneca Finance, 4.875%, 3/3/28	220	222
Astrazeneca Finance, 4.875%, 3/3/33	100	99
BAT Capital, 3.557%, 8/15/27	18	17
BAT Capital, 4.39%, 8/15/37	180	157
BAT Capital, 7.079%, 8/2/43	90	98
Becton Dickinson & Company, 2.823%, 5/20/30	245	220
Becton Dickinson & Company, 3.70%, 6/6/27	145	142
Biogen, 2.25%, 5/1/30 (4)	350	304
Biogen, 3.15%, 5/1/50 (4)	15	9
Bristol-Myers Squibb, 3.40%, 7/26/29	7	7
Bristol-Myers Squibb, 4.25%, 10/26/49	15	12
CommonSpirit Health, 2.782%, 10/1/30	20	18
CVS Health, 1.875%, 2/28/31	15	12
CVS Health, 3.25%, 8/15/29	50	46
CVS Health, 5.125%, 7/20/45	145	124
CVS Health, 6.00%, 6/1/63	75	69
Hackensack Meridian Health, 4.211%, 7/1/48	85	69
HCA, 4.125%, 6/15/29	200	192
HCA, 4.375%, 3/15/42	20	16
Icon Investments Six DAC, 5.849%, 5/8/29	200	204
IQVIA, 6.25%, 2/1/29	65	67
Kroger, 5.50%, 9/15/54	85	79
Mars, 4.75%, 4/20/33 (1)	100	96
MedStar Health, 3.626%, 8/15/49	30	22
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/1/55	10	8
Northwell Healthcare, 3.979%, 11/1/46	20	15
NYU Langone Hospitals, 4.368%, 7/1/47	15	13
Perrigo Finance Unlimited, 4.90%, 6/15/30	200	188
Reynolds American, 4.45%, 6/12/25	13	13
Smithfield Foods, 5.20%, 4/1/29 (1)	15	15
Solventum, 5.40%, 3/1/29	90	91
Stanford Health Care, 3.795%, 11/15/48 (4)	10	8
Takeda Pharmaceutical, 2.05%, 3/31/30	200	173
		3,291
Energy 2.2%
Amerada Hess, 7.125%, 3/15/33	50	55
Boardwalk Pipelines, 3.40%, 2/15/31	25	22
BP Capital Markets America, 3.41%, 2/11/26	45	45
BP Capital Markets America, 4.989%, 4/10/34 (4)	320	310
Cameron LNG, 3.701%, 1/15/39 (1)	40	33

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Canadian Natural Resources, 2.95%, 7/15/30	20	18
Enbridge, 5.625%, 4/5/34	55	55
Enbridge, 6.70%, 11/15/53	35	38
Enbridge Energy Partners, 5.50%, 9/15/40	10	10
Energy Transfer, 5.25%, 4/15/29	120	121
Energy Transfer, 5.40%, 10/1/47 (4)	15	13
Energy Transfer, 6.50%, 2/1/42	25	26
Energy Transfer Operating, 3.75%, 5/15/30	70	65
Enterprise Products Operating, 5.35%, 1/31/33 (4)	100	101
MPLX, 5.65%, 3/1/53	350	325
Occidental Petroleum, 5.375%, 1/1/32	90	88
ONEOK, 6.625%, 9/1/53	200	209
Pioneer Natural Resources, 1.125%, 1/15/26	10	10
Sabine Pass Liquefaction, 4.20%, 3/15/28	70	69
Sabine Pass Liquefaction, 4.50%, 5/15/30	85	82
South Bow Infrastructure Holdings, 5.026%, 10/1/29 (1)	30	30
Targa Resources, 5.50%, 2/15/35	50	49
Targa Resources Partner, 5.00%, 1/15/28	83	83
TotalEnergies Capital, 5.275%, 9/10/54	150	139
TotalEnergies Capital International, 2.986%, 6/29/41	60	43
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	8
Western Midstream Operating, 5.45%, 11/15/34	210	203
Williams Cos, 5.15%, 3/15/34	35	34
Woodside Finance, 4.50%, 3/4/29 (1)	20	19
		2,303
Technology 2.2%
Apple, 3.20%, 5/13/25	40	40
Apple, 3.35%, 2/9/27 (4)	165	162
Atlassian, 5.25%, 5/15/29	45	45
Broadcom, 5.05%, 7/12/29	400	401
Cadence Design Systems, 4.30%, 9/10/29	65	64
CDW, 4.25%, 4/1/28 (4)	45	44
Fiserv, 3.20%, 7/1/26	40	39
Foundry JV Holdco, 6.15%, 1/25/32 (1)	200	204
Keysight Technologies, 3.00%, 10/30/29	50	46
Microchip Technology, 5.05%, 3/15/29 (4)	60	60
Micron Technology, 4.185%, 2/15/27	70	69
Motorola Solutions, 5.00%, 4/15/29	60	60
NXP, 2.50%, 5/11/31	65	55
NXP, 3.15%, 5/1/27	125	121
NXP, 3.40%, 5/1/30	15	14
Oracle, 3.60%, 4/1/40	15	12
RELX Capital, 3.00%, 5/22/30	25	23
Roper Technologies, 2.95%, 9/15/29	25	23
Roper Technologies, 3.80%, 12/15/26	25	25
ServiceNow, 1.40%, 9/1/30	310	258

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Texas Instruments, 1.375%, 3/12/25	70	70
Visa, 2.70%, 4/15/40	35	25
VMware, 1.40%, 8/15/26	95	90
Western Union, 6.20%, 11/17/36	340	341
		2,291
Transportation 0.4%
Canadian Pacific Railway, 1.75%, 12/2/26	95	90
Canadian Pacific Railway, 2.875%, 11/15/29 (4)	120	110
Canadian Pacific Railway, 3.50%, 5/1/50	15	11
Canadian Pacific Railway, 4.70%, 5/1/48	10	9
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	8
ERAC USA Finance, 4.90%, 5/1/33 (1)	185	179
Transurban Finance, 2.45%, 3/16/31 (1)	30	26
Transurban Finance, 4.125%, 2/2/26 (1)	15	15
		448
Total Industrial		15,245
UTILITY 2.2%
Electric 1.9%
AEP Texas, 4.70%, 5/15/32 (4)	30	29
Ameren, 5.70%, 12/1/26	165	168
Appalachian Power, 4.40%, 5/15/44 (4)	500	406
Berkshire Hathaway Energy, 6.125%, 4/1/36	65	68
Duke Energy Indiana, 5.40%, 4/1/53	40	37
Exelon, 3.40%, 4/15/26	175	172
FirstEnergy Transmission, 5.00%, 1/15/35	75	72
Georgia Power, 4.95%, 5/17/33 (4)	100	98
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	73
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	15
New York State Electric & Gas, 5.30%, 8/15/34 (1)	75	74
NextEra Energy Capital Holdings, 5.749%, 9/1/25	130	131
Pacific Gas & Electric, 2.10%, 8/1/27	215	199
Southern, 4.40%, 7/1/46	300	247
Southern California Edison, 5.15%, 6/1/29	150	148
		1,937
Natural Gas 0.3%
APT Pipelines, 4.25%, 7/15/27 (1)	10	10
NiSource, 1.70%, 2/15/31	160	132
NiSource, 5.65%, 2/1/45	15	15
NiSource Finance, 3.49%, 5/15/27	55	54
NiSource Finance, 3.95%, 3/30/48	45	34

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Southern Co Gas Capital, 5.15%, 9/15/32	100	98
		343
Total Utility		2,280
Total Corporate Bonds (Cost $29,503)		28,664
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.1%
Local Authorities 0.5%
Province of Alberta, 4.50%, 1/24/34	205	199
Province of British Columbia Canada, 4.20%, 7/6/33	98	94
Province of Manitoba Canada, 4.30%, 7/27/33	250	240
		533
Owned No Guarantee 0.2%
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	200	180
		180
Sovereign 0.4%
Panama Government International Bond, 3.298%, 1/19/33	200	155
United Mexican States, 4.75%, 3/8/44	300	229
		384
Total Foreign Government Obligations & Municipalities (Cost $1,183)		1,097
MUNICIPAL SECURITIES 1.9%
California 0.5%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	39
California, GO, 5.20%, 3/1/43	200	192
California State Univ., 6.484%, 11/1/41	250	264
		495
District Of Columbia 0.3%
Metropolitan Washington Airports Auth., Dulles Toll Road, 7.462%, 10/1/46	225	266
		266
Georgia 0.2%
County of Fulton, 5.148%, 7/1/39	205	200
Municipal Electric Auth. of Georgia, Series A, 6.637%, 4/1/57	40	43
		243
Illinois 0.3%
Chicago O'Hare Int'l Airport, Third Lien, 6.395%, 1/1/40	250	264
Cook County, GO, 6.36%, 11/15/33	25	26
		290
Louisiana 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth., Series A, 4.475%, 8/1/39	60	55
		55

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Maryland 0.0%
Maryland Health & Higher Educational Facilities Auth., Series B, 4.815%, 7/1/43	40	36
		36
New York 0.1%
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	57
		57
Tennessee 0.0%
Metropolitan Government of Nashville & Davidson County, Series B, 3.235%, 7/1/52	75	50
		50
Texas 0.4%
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41	75	58
Dallas / Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	46
Dallas / Fort Worth Int'l Airport, Series A, 5.045%, 11/1/47	250	234
Texas Natural Gas Securitization Fin. Corp., Consumer Rate Relief Bonds, 5.169%, 4/1/41	30	29
Texas Private Activity Bond Surface Transportation, Series B, 3.922%, 12/31/49	30	24
		391
Virginia 0.0%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	46
		46
Wisconsin 0.0%
Public Finance Auth., Series B, 3.405%, 7/1/51	70	48
		48
Total Municipal Securities (Cost $2,273)		1,977
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 3.5%
Collateralized Mortgage Obligations 1.2%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	14	14
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	61	51
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	278	269
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO, ARM, 4.80%, 9/26/67 (1)	43	42
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	48	43
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	103	82
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	35	32
COLT Mortgage Trust, Series 2022-3, Class A1, CMO, ARM, 3.901%, 2/25/67 (1)	74	71
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, FRN, CMO, ARM, SOFR30A + 1.00%, 5.351%, 5/25/44 (1)	10	10
Ellington Financial Mortgage Trust, Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1)	24	22
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	68

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, FRN, CMO, ARM, SOFR30A + 0.85%, 5.201%, 11/25/41 (1)	22	22
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class A1, FRN, CMO, ARM, SOFR30A + 1.25%, 5.601%, 5/25/44 (1)	28	28
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	61	50
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	204	200
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	83	69
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO, ARM, 5.132%, 7/25/65 (1)	90	90
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1)	39	38
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	72	72
		1,273
Commercial Mortgage-Backed Securities 2.3%
Bank5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57	10	10
Bank5, Series 2024-5YR8, Class A3, ARM, 5.884%, 8/15/57	10	10
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, ARM, 6.014%, 7/15/57	25	26
Benchmark Mortgage Trust, Series 2023-V3, Class A3, ARM, 6.363%, 7/15/56	265	276
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM, 6.628%, 7/15/57	55	58
Big Trust, Series 2022-BIG, Class A, ARM, FRN, 1M TSFR + 1.34%, 5.648%, 2/15/39 (1)	91	91
BMO Mortgage Trust, Series 2024-C9, Class A5, ARM, 5.759%, 7/15/57	230	238
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, ARM, FRN, 1M TSFR + 1.29%, 5.599%, 12/15/39 (1)	105	105
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, ARM, FRN, 1M TSFR + 1.32%, 5.63%, 1/15/42 (1)	190	190
BX Trust, Series 2023-LIFE, Class B, ARM, 5.391%, 2/15/28 (1)	100	97
Five Mortgage Trust, Series 2023-V1, Class A3, ARM, 5.668%, 2/10/56	50	51
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class A, ARM, FRN, 1M TSFR + 1.54%, 5.847%, 5/15/37 (1)	115	115
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1)	110	111
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, ARM, 3.377%, 1/5/39 (1)	100	91
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, ARM, 3.801%, 8/15/48	150	149
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, ARM, FRN, 1M TSFR + 1.22%, 5.521%, 4/15/38 (1)	80	80
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4, ARM, 4.31%, 12/15/51	175	170
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, ARM, FRN, 1M TSFR + 1.39%, 5.698%, 5/15/39 (1)	150	150
TX Trust, Series 2024-HOU, Class A, ARM, FRN, 1M TSFR + 1.59%, 5.898%, 6/15/39 (1)	100	100
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1)	200	201
		2,319
Total Non-U.S. Government Mortgage-Backed Securities (Cost $3,724)		3,592

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 28.3%
U.S. Government Agency Obligations 22.2%
Federal Home Loan Mortgage
1.50%, 2/1/36 - 4/1/41	461	395
2.00%, 8/1/36 - 4/1/52	1,519	1,209
ARM, 2.347%, 11/25/31	390	336
2.50%, 6/1/42 - 5/1/52	2,509	2,063
3.00%, 9/1/32 - 1/1/52	1,083	953
3.50%, 8/1/49 - 4/1/52	997	891
ARM, 3.71%, 9/25/32	165	153
4.00%, 4/1/47 - 9/1/52	646	598
ARM, 4.40%, 10/25/30	730	718
ARM, 4.43%, 2/25/33	125	122
4.50%, 11/1/52	237	223
5.00%, 5/1/53 - 7/1/54	118	114
5.50%, 8/1/53 - 10/1/54	654	647
6.00%, 2/1/53 - 12/1/54	590	598
6.50%, 1/1/54 - 1/1/55	356	366
Federal National Mortgage Assn.
1.50%, 5/1/37 - 1/1/42	163	137
2.00%, 5/1/36 - 3/1/52	5,755	4,628
2.50%, 7/1/30 - 5/1/52	2,246	1,890
3.00%, 1/1/35 - 3/1/52	1,415	1,246
3.50%, 1/1/33 - 1/1/52	572	520
4.00%, 5/1/47 - 9/1/52	575	530
4.50%, 4/1/41 - 7/1/53	781	742
5.00%, 11/1/44 - 7/1/53	530	515
5.50%, 5/1/44 - 10/1/54	687	684
6.00%, 1/1/53 - 8/1/54	903	913
6.50%, 11/1/53 - 1/1/55	563	579
UMBS, TBA (5)
3.50%, 2/15/55	120	106
5.00%, 2/13/55	465	449
5.50%, 2/15/55	210	207
6.50%, 2/15/55	260	267
		22,799
U.S. Government Obligations 6.1%
Government National Mortgage Assn.
1.50%, 5/20/37	41	36
2.00%, 1/20/51 - 3/20/52	1,347	1,080
2.50%, 8/20/50 - 12/20/51	1,383	1,157
3.00%, 6/20/45 - 6/20/52	980	860
3.50%, 6/20/46 - 7/20/52	777	699
4.00%, 10/20/40 - 10/20/52	573	530
4.50%, 10/20/47 - 10/20/52	510	485

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
5.00%, 8/20/47 - 8/20/52	134	131
5.50%, 9/20/54	49	49
6.00%, 9/20/52 - 11/20/52	116	118
Government National Mortgage Assn., TBA (5)
5.00%, 2/15/55	390	379
5.50%, 2/20/55	505	501
6.00%, 2/15/55	50	50
6.50%, 2/15/55	130	133
		6,208
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $30,236)		29,007
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 30.8%
U.S. Treasury Obligations 30.8%
U.S. Treasury Bonds, 1.75%, 8/15/41	1,710	1,112
U.S. Treasury Bonds, 2.00%, 8/15/51	1,665	951
U.S. Treasury Bonds, 2.25%, 2/15/52	350	212
U.S. Treasury Bonds, 3.375%, 8/15/42	115	95
U.S. Treasury Bonds, 3.625%, 2/15/53	205	167
U.S. Treasury Bonds, 3.625%, 5/15/53 (6)	3,180	2,585
U.S. Treasury Bonds, 3.875%, 2/15/43	140	124
U.S. Treasury Bonds, 3.875%, 5/15/43	3,355	2,961
U.S. Treasury Bonds, 4.125%, 8/15/44	735	667
U.S. Treasury Bonds, 4.25%, 8/15/54	190	173
U.S. Treasury Bonds, 4.25%, 2/15/54	350	319
U.S. Treasury Bonds, 4.50%, 11/15/54	450	428
U.S. Treasury Bonds, 4.625%, 5/15/44	210	204
U.S. Treasury Bonds, 4.625%, 11/15/44	400	388
U.S. Treasury Notes, 0.75%, 8/31/26	3,800	3,601
U.S. Treasury Notes, 1.25%, 8/15/31	590	484
U.S. Treasury Notes, 1.875%, 2/28/27	830	792
U.S. Treasury Notes, 3.375%, 5/15/33	565	521
U.S. Treasury Notes, 3.50%, 2/15/33	200	187
U.S. Treasury Notes, 3.50%, 1/31/28	385	377
U.S. Treasury Notes, 3.50%, 9/30/26	1,070	1,058
U.S. Treasury Notes, 3.50%, 9/30/29	1,300	1,254
U.S. Treasury Notes, 3.625%, 8/31/29	570	554
U.S. Treasury Notes, 3.625%, 5/31/28	800	784
U.S. Treasury Notes, 3.75%, 12/31/28	195	191
U.S. Treasury Notes, 3.75%, 8/31/26	505	501
U.S. Treasury Notes, 3.875%, 8/15/34	230	218
U.S. Treasury Notes, 4.00%, 2/29/28	1,130	1,122
U.S. Treasury Notes, 4.00%, 6/30/28	4,120	4,085
U.S. Treasury Notes, 4.125%, 10/31/27	140	140
U.S. Treasury Notes, 4.125%, 11/30/29	1,950	1,933
U.S. Treasury Notes, 4.25%, 11/15/34	150	147
U.S. Treasury Notes, 4.25%, 2/28/29	1,345	1,342

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.25%, 11/30/26	1,450	1,451
U.S. Treasury Notes, 4.375%, 12/31/29	250	250
U.S. Treasury Notes, 4.75%, 11/15/53	265	262
		31,640
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $33,987)		31,640
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 4.44% (7)(8)	2,680	2,680
Total Short-Term Investments (Cost $2,680)		2,680
SECURITIES LENDING COLLATERAL 2.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 4.44% (7)(8)	2,171	2,171
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		2,171
Total Securities Lending Collateral (Cost $2,171)		2,171
Total Investments in Securities 103.8% of Net Assets (Cost $111,478)		$106,616
Other Assets Less Liabilities (3.8%)		(3,890)
Net Assets 100.0%		$102,726

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $10,856 and represents 10.6% of net assets.
(2)	When-issued security.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4)	All or a portion of this security is on loan at January 31, 2025.
(5)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,092 and represents 2.0% of net assets.
(6)	At January 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7)	Seven-day yield
(8)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation

T. ROWE PRICE QM U.S. BOND ETF

CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. BOND ETF

	Par	$ Value
(Amounts in 000s)
TBA Sale Commitments (0.1)%
U.S. Government & Agency Mortgage-Backed Securities (0.1)%
U.S. Government Agency Obligations (0.1)%
UMBS, TBA, 3.00%, 2/13/55	(160)	(136)
		(136)
Total TBA Sales Commitments (Proceeds $(136))		(136)

T. ROWE PRICE QM U.S. BOND ETF

(Amounts in 000s)
SWAPS 0.1%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S42), Receive 1.00% Quarterly, Pay upon credit default, 6/20/29	900	21	16	5
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S43), Receive 1.00% Quarterly, Pay upon credit default, 12/20/29	2,000	48	43	5
Total Centrally Cleared Credit Default Swaps, Protection Sold				10
Net payments (receipts) of variation margin to date				$(10)
Variation margin receivable (payable) on centrally cleared swaps				$—

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 6 U.S. Treasury Notes ten year contracts	03/25	654	$—
Short, 4 Ultra U.S. Treasury Notes ten year contracts	03/25	(452)	6
Long, 1 Ultra U.S. Treasury Notes ten year contracts	03/25	125	(7)
Long, 43 U.S. Treasury Notes five year contracts	03/25	4,591	(16)
Long, 18 U.S. Treasury Notes two year contracts	03/25	3,702	—
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$(17)

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$30++
Totals	$—#	$—	$30+

Supplementary Investment Schedule
Affiliate	Value 10/31/24	Purchase Cost	Sales Cost	Value 1/31/25
T. Rowe Price Government Reserve Fund	$3,873	¤	¤	$4,851
	Total			$4,851^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $30 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $4,851.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price QM U.S. Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE QM U.S. BOND ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$101,765	$—	$101,765
Short-Term Investments	2,680	—	—	2,680
Securities Lending Collateral	2,171	—	—	2,171
Total Securities	4,851	101,765	—	106,616
Swaps*	—	10	—	10
Futures Contracts*	6	—	—	6
Total	$4,857	$101,775	$—	$106,632
Liabilities
TBA Sale Commitments	$—	$136	$—	$136
Futures Contracts*	23	—	—	23
Total	$23	$136	$—	$159

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19)

T. ROWE PRICE QM U.S. BOND ETF

and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF989-054Q1
01/25